Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended											12 Months Ended			7 Months Ended		12 Months Ended				5 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor		Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Mar. 31, 2012 Guarantors The Hillman Companies, Inc.	Dec. 31, 2010 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Guarantors The Hillman Companies, Inc. Successor	May 28, 2010 Guarantors The Hillman Companies, Inc. Predecessor	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Dec. 31, 2010 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2012 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2011 Issuer The Hillman Group, Inc. Successor	May 28, 2010 Issuer The Hillman Group, Inc. Predecessor	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries Successor	Dec. 31, 2012 Guarantor Subsidiaries Successor	Dec. 31, 2011 Guarantor Subsidiaries Successor	May 28, 2010 Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	May 28, 2010 Non-Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments Successor	Dec. 31, 2012 Consolidating Adjustments Successor	Dec. 31, 2011 Consolidating Adjustments Successor	May 28, 2010 Consolidating Adjustments Predecessor
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526		$ 276,680		$ 555,465		$ 506,526		$ 185,716								$ 117,158	$ 119,761	$ 258,391	$ 517,135	$ 465,033	$ 175,470	$ 6,340	$ 4,509	$ 10,087	$ 18,837	$ 23,634	$ 6,244	$ 20,421	$ 4,103	$ 8,202	$ 19,493	$ 17,859	$ 4,002
Cost of sales	73,646					63,589									136,554		275,016		252,491		89,773								56,315	57,642	124,556	247,964	227,719	83,169	4,499	3,529	7,709	14,162	14,627	4,679	12,832	2,418	4,241	12,878	10,223	1,925			48	12	(78)
Selling, general and administrative expenses	48,369					44,920									90,760		188,330		169,766		82,850		399	194	283	1,043	19	19,069	40,302	42,070	84,773	174,667	155,891	60,784	1,307	866	1,964	3,717	7,026	1,396	6,361	1,790	3,740	8,903	6,830	1,601
Acquisition and integration	2,029					152								22,492	11,150		3,031		2,805		11,342								1,640	152	11,145	3,031	2,642	11,342	14						375		5		163
Depreciation	5,542					5,889									11,007		22,009		21,333		7,283								5,348	5,845	10,924	21,839	21,139	7,192	15	22	50	88	121	32	179	22	33	82	73	59
Amortization	5,446					5,471									10,669		21,752		20,717		2,678		4,515	4,515	10,669	18,058	18,433	2,663	772	856		3,298	2,077						207	15	159	100		396
Intercompany administrative (income) expense																													(87)	(87)	(140)	(347)	(240)	(100)							87	86	140	347	238	100		1			2
Management and transaction fees to related party															0		155		110		438							438				155	110
Other (income) expense, net	1,103					(483)									(145)		4,204		851		114		(138)	(194)	(283)	(358)	(19)	(16)	1,216	53	450	4,877	447	(11)	(34)		2	(11)	(16)	217	59	(341)	(314)	(304)	441	(76)		(1)			(2)
Income (loss) from operations	7,784	[1]	3,611	13,581	14,941	8,835	[1]	4,816	14,855	15,695	3,087	40,968	38,453		16,685	[2]	40,968	[2]	38,453	[2]	(8,762)	[2]	(4,776)	(4,515)	(10,669)	(18,743)	(18,433)	(22,154)	11,652	13,230	26,683	61,651	55,248	13,094	539	92	362	881	1,669	(95)	369	28	357	(2,809)	(109)	393			(48)	(12)	78
Intercompany interest (income) expense																							(3,058)	(3,058)	(7,135)	(12,232)	(12,231)	(5,097)	3,062	3,058	7,136	12,232	12,231	5,096							(4)								(1)			1
Interest expense, net	11,953					10,102									20,712		41,138		40,679		8,327		(46)	(106)	(248)	(279)	(426)	(154)	11,156	10,208	20,959	41,415	41,105	8,480							843			2		2			1			(1)
Interest on mandatorily redeemable preferred stock and management purchased options																					5,488							5,488
Interest expense on junior subordinated debentures	3,152					3,152									7,356		12,610		12,610		5,254		3,152	3,152	7,356	12,610	12,610	5,254
Investment income on trust common securities	(94)					(95)									(220)		(378)		(378)		(158)		(94)	(95)	(220)	(378)	(378)	(158)
Income (loss) before equity in subsidiaries' income	(7,227)					(4,324)									(11,163)		(12,402)		(14,458)		(27,673)		(4,730)	(4,408)	(10,422)	(18,464)	(18,008)	(27,487)	(2,566)	(36)	(1,412)	8,004	1,912	(482)	539	92	362	881	1,669	(95)	(470)	28	357	(2,811)	(109)	391			(48)	(12)	78
Equity in subsidiaries' income (loss)																							(2,797)	(457)	(977)	4,786	2,599	(398)	(231)	42	435	(2,023)	836	84													3,028	415	542	(2,763)	(3,435)	314
Income (loss) before income taxes	(7,227)					(4,324)									(11,163)		(12,402)		(14,458)		(27,673)		(7,527)	(4,865)	(11,399)	(13,678)	(15,409)	(27,885)	(2,797)	6	(977)	5,981	2,748	(398)	539	92	362	881	1,669	(95)	(470)	28	357	(2,811)	(109)	391	3,028	415	494	(2,775)	(3,357)	314
Income tax provision (benefit)	(2,642)					(1,737)									(3,125)		(5,168)		(4,679)		(2,465)		(2,942)	(2,278)	(3,409)	(6,456)	(5,552)	(2,677)		463		1,195	149		222	38	138	333	608	48	78	40	146	(240)	116	164
Net income (loss)	(4,585)		(6,810)	1,107	1,056	(2,587)		(5,483)	1,454	(868)	(4,882)	(7,234)	(9,779)		(8,038)		(7,234)		(9,779)		(25,208)		(4,585)	(2,587)	(7,990)	(7,222)	(9,857)	(25,208)	(2,797)	(457)	(977)	4,786	2,599	(398)	317	54	224	548	1,061	(143)	(548)	(12)	211	(2,571)	(225)	227	3,028	415	494	(2,775)	(3,357)	314
Other comprehensive income (loss):
Foreign currency translation adjustments	(80)					1,237									(1)	[3]	1,051	[3]	(179)	[3]	17	[3]							(710)						(21)						(415)	1,237	(1)	1,051	(179)	17	1,066
Change in derivative security value															(624)	[3]			624	[3]	1,161	[3]									(624)		624	1,161
Comprehensive income (loss)	$ (4,665)					$ (1,350)									$ (8,663)		$ (6,183)		$ (9,334)		$ (24,030)		$ (4,585)	$ (2,587)	$ (7,990)	$ (7,222)	$ (9,857)	$ (25,208)	$ (3,507)	$ (457)	$ (1,601)	$ 4,786	$ 3,223	$ 763	$ 296	$ 54	$ 224	$ 548	$ 1,061	$ (143)	$ (963)	$ 1,225	$ 210	$ (1,520)	$ (404)	$ 244	$ 4,094	$ 415	$ 494	$ (2,775)	$ (3,357)	$ 314

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.
[3]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).